INVESTMENT IN UNCONSOLIDATED ENTITY, NET	6 Months Ended
Dec. 31, 2025
INVESTMENT IN UNCONSOLIDATED ENTITY, NET
INVESTMENT IN UNCONSOLIDATED ENTITY, NET

NOTE 12. INVESTMENT IN UNCONSOLIDATED ENTITY, NET

Investment in unconsolidated entity, net consisted of the following:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Investment in unconsolidated entity - Initial cost	¥—	¥1,474,974	$210,918
Investment in unconsolidated entity, net	¥—	¥1,474,974	$210,918

The Investment in unconsolidated entity is BHD’s 19% equity interest in MSJ. MSJ was established on December 12, 2024. As of June 30, 2025, MSJ was consolidated into the consolidated financial statements as a subsidiary controlled by BHD with a 70% equity interest. As of August, 2025, BHD owned a 70% equity interest in MSJ, having invested ¥1,200,000 ($171,598) for this interest. On September 11, 2025, BHD transferred 51% of MSJ’s equity to a non-related investor, changing from a controlling shareholder with 70% ownership to a minority shareholder 19% equity interest. An investment income of ¥201,384 ($28,798) was recognized due to the disposal of equity interest. From September 11, 2025 to December 31, 2025, BHD invested ¥350,000 ($50,049) in MSJ as a minority shareholder.